Annual Fund Operating Expenses (dei_LegalEntityAxis)	0 Months Ended
Nov. 14, 2011
(PIMCO Emerging Markets Corporate Bond Fund - Institutional) | Administrative Class
Operating Expenses:
Management Fees	1.25%
Distribution and/or Service (12b-1) Fees	0.25%
Total Annual Fund Operating Expenses	1.50%
(PIMCO Emerging Markets Corporate Bond Fund - Institutional) | Class D
Operating Expenses:
Management Fees	1.40%
Distribution and/or Service (12b-1) Fees	0.25%
Total Annual Fund Operating Expenses	1.65%
(PIMCO Emerging Markets Corporate Bond Fund - Institutional) | Institutional Class
Operating Expenses:
Management Fees	1.25%
Distribution and/or Service (12b-1) Fees
Total Annual Fund Operating Expenses	1.25%
(PIMCO Emerging Markets Corporate Bond Fund - Institutional) | Class P
Operating Expenses:
Management Fees	1.35%
Distribution and/or Service (12b-1) Fees
Total Annual Fund Operating Expenses	1.35%
(PIMCO Emerging Markets Corporate Bond Fund - Retail) | Class A
Operating Expenses:
Management Fees	1.40%
Distribution and/or Service (12b-1) Fees	0.25%
Total Annual Fund Operating Expenses	1.65%
(PIMCO Emerging Markets Corporate Bond Fund - Retail) | Class C
Operating Expenses:
Management Fees	1.40%
Distribution and/or Service (12b-1) Fees	1.00%
Total Annual Fund Operating Expenses	2.40%